Loss per share	12 Months Ended
Jan. 31, 2018
Earnings per share [abstract]
Loss per share
Loss per share

The loss per share has been calculated using the loss for the year of £7,131,000 (year ended January 31, 2017: loss of £21,371,000; year ended January 31, 2016: loss of £20,137,000) and dividing this by the weighted average number of Ordinary Shares in issue during the year to January 31, 2018: 65,434,294 (year ended January 31, 2017: 61,548,557; year ended January 31, 2016: 59,102,292).
Since the Group has reported a net loss, diluted loss per share is equal to basic loss per share.
Potentially dilutive shares capable of vesting under the share options currently in issue totaled 8,577,236 as at January 31, 2018 (January 31, 2017: 7,383,401; year ended January 31, 2016: 7,006,306).